Digital Assets - Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets (Details) - USD ($)	1 Months Ended	6 Months Ended						12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026		Dec. 31, 2025		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
Rewards Treasury [Member]
Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets [Member]
Bitcoin held, beginning balance		$ 6,872,869		$ 9,369,298		$ 8,569,651		$ 8,569,651		$ 5,333,384
Bitcoin held, ending balance	$ 4,504,290	4,504,290		6,872,869		9,369,298		6,872,869		8,569,651
Purchases of bitcoin		1,748,759		1,640,528		1,011,941		2,652,469		1,748,204
Bitcoin repayment for March 2025 Investor Note
Sale of bitcoin			[1]							(104,868)
Disbursements of bitcoin		(1,958,815)	[2]	(2,418,595)	[2]	(1,536,385)	[2]	(3,954,980)	[3]	(4,040,111)	[3]
Transfers of bitcoin from investment treasury		650,320
Remeasurement gain (loss) on bitcoin		(2,808,843)	[4]	(1,718,362)		1,324,091	[4]	(394,271)		5,633,042
Rewards Treasury [Member] | March 2025 Investor Note [Member]
Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets [Member]
Bitcoin received from March 2025 Investor Note							[5]		[6]
Investment Treasury [Member]
Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets [Member]
Bitcoin held, beginning balance		133,658,791		159,861,386		93,568,700		93,568,700		82,631
Bitcoin held, ending balance	11,356,023	11,356,023		133,658,791		159,861,386		133,658,791		93,568,700
Purchases of bitcoin				4,000,711		1,362,089		5,362,800		132,359
Bitcoin repayment for March 2025 Investor Note		(34,007,466)
Sale of bitcoin		(59,120,684)	[1]
Disbursements of bitcoin			[2]		[2]		[2]		[3]		[3]
Transfers of bitcoin from investment treasury		(650,320)
Remeasurement gain (loss) on bitcoin		(28,524,298)	[4]	(30,203,306)		20,965,072	[4]	(9,238,234)		29,247,576
Investment Treasury [Member] | March 2025 Investor Note [Member]
Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets [Member]
Bitcoin received from March 2025 Investor Note						43,965,525	[5]	43,965,525	[6]
Digital Assets [Member]
Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets [Member]
Bitcoin held, beginning balance		140,531,660		169,230,684		102,138,351		102,138,351		5,416,015
Bitcoin held, ending balance	15,860,313	15,860,313		140,531,660		169,230,684		140,531,660		102,138,351
Purchases of bitcoin		1,748,759		5,641,239		2,374,030		8,015,269		1,880,563
Bitcoin repayment for March 2025 Investor Note		(34,007,466)
Sale of bitcoin		(59,120,684)	[1]							(104,868)
Disbursements of bitcoin		(1,958,815)	[2]	(2,418,595)	[2]	(1,536,385)	[2]	(3,954,980)	[3]	(4,040,111)	[3]
Transfers of bitcoin from investment treasury
Remeasurement gain (loss) on bitcoin	$ (9,600,000)	$ (31,333,141)	[4]	$ (31,921,668)		22,289,163	[4]	(9,632,505)		$ 34,880,618
Digital Assets [Member] | March 2025 Investor Note [Member]
Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets [Member]
Bitcoin received from March 2025 Investor Note						$ 43,965,525	[5]	$ 43,965,525	[6]

[1]	Proceeds from the sale of bitcoin during the six months ended June 30, 2026 were used to pay off the June 2025 Amended Investor Note, repay in full the outstanding balance under the Company’s Credit Facility (as defined below), and fund unrestricted cash for general corporate purposes. Refer to Note 9 for additional details.
[2]	Disbursements of bitcoin represent amounts that were distributed to customers to fulfill customer rewards obligations or to satisfy other current obligations.
[3]	Disbursements of bitcoin represent amounts that were distributed to customers to fulfill customer rewards obligations, fulfil redemptions related to bitcoin gift cards, or to satisfy other current obligations.
[4]	The remeasurement loss of $1.0 million recognized on the digital assets balances for the three months ended June 30, 2026 consisted of a realized loss of $4.4 million and an unrealized gain of $3.4 million. The remeasurement gain of $38.9 million recognized on the digital assets balance for the three months ended June 30, 2025 consisted of a realized gain of $0.6 million and an unrealized gain of $38.3 million. The remeasurement loss of $31.3 million recognized on the digital assets balances for the six months ended June 30, 2026 consisted of a realized gain of $0.2 million and an unrealized loss of $31.5 million. The remeasurement gain of $22.3 million recognized on the digital assets balance for the six months ended June 30, 2025 consisted of a realized gain of $1.1 million and an unrealized gain of $21.2 million.
[5]	The bitcoin received from the March 2025 Investor Note is net of prepaid interest. Refer to Note 9 for additional details.
[6]	The bitcoin received from the March 2025 Investor Note is net of prepaid interest. Refer to Note 10 for additional details.